Consolidated statements of income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income:
Deposits with banks	$ 1,351	$ 839	$ 1,260
Trading assets	1,758	3,133	7,158
Investment securities:
Available-for-sale	10,780	8,188	17,267
Held-to-maturity	880	285	190
Investment fund	2,341	2,198	1,763
Loans	140,317	104,835	114,326
Total interest income	157,427	119,478	141,964
Interest expense:
Deposits	8,818	8,531	11,493
Investment fund	323	963	2,325
Short-term borrowings	15,753	8,058	23,729
Borrowings and long-term debt	29,823	27,423	39,665
Total interest expense	54,717	44,975	77,212
Net interest income	102,710	74,503	64,752
Provision for loan losses	(8,841)	(9,091)	(18,293)
Net interest income, after provision for loan losses	93,869	65,412	46,459
Other income (expense):
Reversal of provision for losses on off-balance sheet credit risk	4,448	13,926	3,463
Fees and commissions, net	10,729	10,326	6,733
Derivative financial instruments and hedging	2,923	(1,446)	(2,534)
Recoveries, net of impairment of assets	(57)	233	(120)
Net gain on sale of securities available-for-sale	3,413	2,346	546
Gain on foreign currency exchange	4,269	1,870	613
Other income, net	477	833	912
Net other income	40,022	16,490	47,723
Operating expenses:
Salaries and other employee expenses	29,268	23,499	20,201
Depreciation and amortization of premises and equipment	2,166	2,510	2,671
Professional services	4,882	4,945	3,262
Maintenance and repairs	1,639	1,616	1,125
Expenses from the investment fund	1,540	890	3,520
Other operating expenses	10,540	8,621	7,423
Total operating expenses	50,035	42,081	38,202
Net income	83,856	39,821	55,980
Net income (loss) attributable to the redeemable noncontrolling interest	676	(2,423)	1,118
Net income attributable to Bladex	83,180	42,244	54,862
Basic earnings per share	$ 2.25	$ 1.15	$ 1.50
Diluted earnings per share	$ 2.24	$ 1.15	$ 1.50
Weighted average basic shares	36,969	36,647	36,493
Weighted average diluted shares	37,145	36,814	36,571
Investment fund trading
Other income (expense):
Net gain (loss) from trading	20,314	(7,995)	24,997
Trading Securities
Other income (expense):
Net gain (loss) from trading	$ (6,494)	$ (3,603)	$ 13,113